NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS
Schedule of non-controlling interest

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

Sina Shi Jin	9,072	96,974	14,103
Bo Zhong	4,746	3,449	502
Xin Hui Tong	—	7,308	1,063
Total	13,818	107,731	15,668